SHARE-BASED COMPENSATION - Share-based compensation expenses (Details) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 HKD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 HKD ($)	Dec. 31, 2018 HKD ($)
SHARE-BASED COMPENSATION
Total share-based compensation expenses	$ 32,573	$ 4,201	$ 15,967	$ 10,440
Research and development expenses
SHARE-BASED COMPENSATION
Total share-based compensation expenses	20,579		12,055	9,223
General and administrative expenses
SHARE-BASED COMPENSATION
Total share-based compensation expenses	10,354		3,374	1,113
Selling and marketing expenses
SHARE-BASED COMPENSATION
Total share-based compensation expenses	$ 1,640		$ 538	$ 104